GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-70963; 811-09201


The information required to be contained in this report for the period ending June 30, 2004 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

AIM Variable Insurance Funds
(formerly INVESCO Variable Investment Funds, Inc.)

INVESCO VIF - Financial Services Fund
File No. 811-07452
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0001193125-04-142508

INVESCO VIF - Health Sciences Fund
File No. 811-07452
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0001193125-04-142508


INVESCO VIF - Core Equity Fund - Series I shares
File No. 811-07452
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0001193125-04-142508

INVESCO VIF - Technology Fund - Series I shares
File No. 811-07452
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0001193125-04-142508


American Century Variable Portfolios, Inc.

American Century VP Income & Growth
(Original Class Shares)
File No. 811-05188
Form N-CSR
Filed Via EDGAR and accepted August 24, 2004
Accession No. 0000814680-04-000021

American Century VP International
(Original Class Shares)
File No. 811-05188
Form N-CSR
Filed Via EDGAR and accepted August 24, 2004
Accession No. 0000814680-04-000021


American Century VP Ultra(R)
(Original Class Shares)
File No. 811-05188
Form N-CSR
Filed Via EDGAR and accepted August 24, 2004
Accession No. 0000814680-04-000021


American Century VP Value
(Original Class Shares)
File No. 811-05188
Form N-CSR
Filed Via EDGAR and accepted August 24, 2004
Accession No. 0000814680-04-000021


Dreyfus Stock Index Fund

Stock Index Fund (Initial Share Class)
File No. 811-05719
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0000846800-04-000008

Dreyfus Variable Investment Fund

Appreciation Portfolio (Initial Share Class)
File No. 811-05125
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0000813383-04-000015


Dreyfus Investment Portfolios

Dreyfus IP - Core Value Portfolio
(Initial Share Class)
File No. 811-08673
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0001056707-04-000028

Dreyfus IP - Mid Cap Stock Portfolio
(Initial Share Class)
File No. 811-08673
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0001056707-04-000028


Federated Insurance Series

Federated American Leaders Fund II
(Primary Share Class)
File No. 811-08042
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0001056288-04-000587

Federated Growth Strategies Fund II
(Primary Share Class)
File No. 811-08042
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0001056288-04-000587

Federated High Income Bond Fund II
(Primary Share Class)
File No. 811-08042
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0001056288-04-000587

Federated International Equity Fund II
(Primary Share Class)
File No. 811-08042
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0001056288-04-000587

Fidelity Variable Insurance Products (VIP) Fund

Fidelity VIP Growth Portfolio (Service Class 2)
File No. 811-05511
Form N-CSR
Filed Via EDGAR and accepted September 1, 2004
Accession No. 0000831016-04-000013


Fidelity VIP Contrafund(R) Portfolio
(Service Class 2)
File No. 811-05511
Form N-CSR
Filed Via EDGAR and accepted September 1, 2004
Accession No. 0000831016-04-000013


Fidelity VIP Investment Grade Bond Portfolio
(Service Class 2)
File No. 811-05511
Form N-CSR
Filed Via EDGAR and accepted September 1, 2004
Accession No. 0000831016-04-000013

Fidelity VIP Equity Income Portfolio
(Service Class 2)
File No. 811-05511
Form N-CSR
Filed Via EDGAR and accepted September 1, 2004
Accession No. 0000831016-04-000013

Fidelity VIP Mid Cap Portfolio
(Service Class 2)
File No. 811-05511
Form N-CSR
Filed Via EDGAR and accepted September 1, 2004
Accession No. 0000831016-04-000013


Janus Aspen Series

Balanced Portfolio
(Institutional Shares)
File No. 811-07736
Form N-CSR
Filed Via EDGAR and accepted August 20, 2004
Accession No. 0000906185-04-000010

Capital Appreciation Portfolio
(Institutional Shares)
File No. 811-07736
Form N-CSR
Filed Via EDGAR and accepted August 20, 2004
Accession No. 0000906185-04-000010

Flexible Income Portfolio
(Institutional Shares)
File No. 811-07736
Form N-CSR
Filed Via EDGAR and accepted August 20, 2004
Accession No. 0000906185-04-000010

Growth Portfolio
(Institutional Shares)
File No. 811-07736
Form N-CSR
Filed Via EDGAR and accepted August 20, 2004
Accession No. 0000906185-04-000010

Worldwide Growth Portfolio (Institutional Shares)
File No. 811-07736
Form N-CSR
Filed Via EDGAR and accepted August 20, 2004
Accession No. 0000906185-04-000010

Maxim Series Fund, Inc.

Maxim Loomis-Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000088

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000085

Maxim MFS(R) Small-Cap Growth Portfolio
(formerly Maxim INVESCO Small-Cap Growth
Portfolio) File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000091

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000078

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000079

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000092

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000098

Maxim T. Rowe Price Mid Cap Growth
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000099

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000102

Maxim Loomis Sayles Small-Cap Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000089


Maxim Profile Portfolios

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed Via EDGAR and accepted August 27, 2004
Accession No. 0000356476-04-000093

Neuberger Berman Advisers Management Trust

AMT Guardian Portfolio (Class I)
File No. 811-04255
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0000894579-04-000119

AMT Mid-Cap Growth Portfolio
File No. 811-04255
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0000894579-04-000119

AMT Partners Portfolio
File No. 811-04255
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0000894579-04-000119

AMT Socially Responsive Portfolio
File No. 811-04255
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0000894579-04-000119

AMT Fasciano Portfolio
File No. 811-04255
Form N-CSR
Filed Via EDGAR and accepted August 31, 2004
Accession No. 0000894579-04-000119

PIMCO VIT

PIMCO VIT Real Return
(administrative class)
File No. 811-08399
Form N-CSR
Filed Via EDGAR and accepted September 7, 2004
Accession No. 0001193125-04-152355

PIMCO VIT Total Return I
(administrative class)
File No. 811-08399
Form N-CSR
Filed Via EDGAR and accepted September 7, 2004
Accession No. 0001193125-04-152355

PIMCO VIT Low Duration Bond
(administrative class)
File No. 811-08399
Form N-CSR
Filed Via EDGAR and accepted September 7, 2004
Accession No. 0001193125-04-152355

PIMCO VIT High Yield
(administrative class)
File No. 811-08399
Form N-CSR
Filed Via EDGAR and accepted September 7, 2004
Accession No. 0001193125-04-152355

STI Classic Variable Trust

STI Classic Capital Appreciation Fund
File No. 811-09032
Form N-CSR
Filed Via EDGAR and accepted September 9, 2004
Accession No. 0000893220-04-001930


STI Classic Small Cap Value Equity Fund
File No. 811-09032
Form N-CSR
Filed Via EDGAR and accepted September 9, 2004
Accession No. 0000893220-04-001930